Interest bearing loans and borrowings	12 Months Ended
Oct. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Interest bearing loans and borrowings
15. Interest bearing loans and borrowings

As at	October 31, 2024	October 31, 2023
	$	$
Connect First loan	12,891	16,141
Total	12,891	16,141
On August 15, 2022, the Company entered into a $19,000 demand term loan with Connect First credit union (the "Credit Facility") with Tranche 1 - $12,100 available in a single advance, and Tranche 2 - $6,900 available in multiple draws subject to pre-disbursement conditions set. The demand loan bears interest at the Credit Union’s prime lending rate plus 2.5% per annum and is set to mature on September 5, 2027.
Tranche 1, is repayable on demand, but until demand is made this Credit Facility shall be repaid in monthly blended payments of principal and interest of $241. Blended payments may be adjusted from time to time, if necessary, on the basis of the Credit Union’s Prime Lending Rate and the principal outstanding. The Company received the inflow on October 7, 2022. The balance at the end of the October 31, 2024 is $8,238 (October 31, 2023: $10,224).
Tranche 2, is repayable on demand, but until demand is made this Credit Facility shall be repaid in monthly blended payments of principal and interest of $147. Blended payments may be adjusted from time to time, if necessary, on the basis of Prime, the principal outstanding and the amortization period remaining, the Company received the inflow on October 25, 2022. The Company received the remaining $2,673 on March 8, 2023. The balance at the end of the year ended October 31, 2024 is $4,653 (October 31, 2023: $5,917).
Attached to the loan is a general security agreement comprising a first charge security interest over all present and after acquired personal property, registered at Personal Property Registry for the assets of Canna Cabana Inc., Meta Growth Corp., 2680495 Ontario Inc., Valiant Distribution Canada Inc., High Tide USA Inc., Smoke Cartel USA Inc., DHC Supply LLC., DS Distribution Inc., Enigmaa Ltd., High Tide Inc. BV., SJV2 BV., SJV BV o/a Grasscity., and a limited recourse guarantee against $5,000 worth of High Tide Inc. shares held by Harkirat Singh Grover, and affiliates, to be pledged in favor of the Connectfirst.
During the years ended, October 31, 2024, the Company incurred interest of $1,408 (October 31, 2023: $1,497) and paid $3,250 (October 31, 2023: $2,925) as principal in relation to the outstanding interest bearing loans and borrowings.
Covenants attached to the loan:
(i)The Company’s debt service coverage ratio shall be not less than 1.4:1, to be tested at the end of each fiscal quarter of the Company based on a trailing four-quarters basis using consolidated financial statements. As of October 31, 2024, the Company was in compliance with the debt service coverage ratio.
(ii)The Company shall at all times maintain in the Company’s account with connectFirst the greater of $7,500 and 50% of the aggregate debt of the Company to connectFirst. A five-business day cure period is permitted. Included in the cash and cash equivalents is $7,900 held in the Company’s account with connectFirst.
(iii)The Company shall at all times maintain a current ratio of not less than 1.3:1, to be tested monthly using consolidated financial statements. As at October 31, 2024, the Company was in compliance with the current ratio.
(iv)The Company shall at all times maintain a funded debt to EBITDA ratio of not more than 3:1, to be tested quarterly on a consolidated basis beginning January 31, 2023. As of October 31, 2024, the Company was in compliance with the funded debt to EBITDA ratio.
As at October 31, 2024, the Company has met all the covenants attached to the loan.